Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Schedlue of intangible assets

	Licenses	IP & Data rights	Patents	Internally generated	Total
At cost
As of January 1, 2018	1,482,520	146,580	—	—	1,629,100
As of December 31, 2018	1,482,520	193,989	—	1,858,731	3,535,240
Additions	—	—	239,593	2,990,780	3,230,373
As of December 31, 2019	1,482,520	193,989	239,593	4,849,511	6,765,613

Accumulated amortization and impairment losses
As of December 31, 2018	—	—	—	—	—
As of December 31, 2019	—	—	—	—	—

Net book value
As of December 31, 2018	1,482,520	193,989	—	1,858,731	3,535,240
As of December 31, 2019	1,482,520	193,989	239,593	4,849,511	6,765,613